Corporate information (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information
Subsidiaries
Name	Place of business/ country of incorporation	Functional currency	Ownership interest held by the Company 2020 2019		Principal activities
InflaRx GmbH	Germany	EUR	100%	100%	Principal operating subsidiary, biopharmaceutical company
InflaRx Pharmaceutical Inc.	U.S.	USD	100%	100%	Subsidiary for basic research